Restructuring, Impairment and Other Charges	12 Months Ended
Dec. 31, 2017
Restructuring And Related Activities [Abstract]
Restructuring, Impairment and Other Charges

Note 8.  Restructuring, Impairment and Other Charges

2017

		Other	Total
	Employee	Restructuring	Restructuring		Other
2017	Terminations	Charges	Charges	Impairment	Charges	Total
Magazines, Catalogs and Logistics	$6	$4	$10	$75	$1	$86
Book	5	2	7	5	3	15
Office Products	1	—	1	3	—	4
Other	1	1	2	5	—	7
Corporate	—	17	17	—	—	17
Total	$13	$24	$37	$88	$4	$129

Restructuring Charges

For the year ended December 31, 2017, the Company incurred employee-related restructuring charges of $13 million for an aggregate of 776 employees, of whom 459 were terminated as of or prior to December 31, 2017.  These charges primarily related to three facility closures in the Book segment, one facility closure in the Magazines Catalogs and Logistics segment and the reorganization of certain business units.  The Company also incurred other restructuring charges of $24 million primarily related to the exit from certain operations and facilities, as well as charges as a result of a terminated supplier contact.

Impairment Charges

For the year ended December 31, 2017, the Company recorded the following net impairment charges, which are explained further below:

	Property, Plant and Equipment	Other Intangible Assets	Goodwill	Total
Magazines, Catalogs and Logistics	$7	—	$68	$75
Book	—	5	—	5
Office Products	—	3	—	3
Other	—	—	5	5
Total	$7	$8	$73	$88

Property, Plant and Equipment

The net charges of $7 million primarily related to impairment of machinery and equipment in the Company’s magazines and catalogs reporting unit, which is included in the Magazines, Catalogs and Logistics segment, resulting from general volume declines.

Other Intangible Assets - Indefinite-Lived Tradenames

The Company also recorded charges of $8 million for the impairment of certain acquired indefinite-lived tradename intangible assets, including $3 million in the Office Products segment and $5 million in the Book segment.  The impairment of the indefinite-lived tradename intangible assets resulted from negative revenue trends experienced in recent years and lower expectations of future revenue to be derived from those tradenames.  The impairment was determined using Level 3 inputs and estimated based on cash flow analyses, which included management’s assumptions related to future revenues and profitability.  After recording the impairment charges, remaining indefinite-lived tradenames in the Office Products and Book segments were $23 million and $1 million, respectively.

Goodwill

With respect to the goodwill impairment charges, as explained in Note 3, Business Combinations, the Company completed several acquisitions during the year ended December 31, 2017, five of which were included in the Company’s former magazines, catalogs and retail inserts reporting unit, which was part of the former Print segment.  The goodwill arising from each acquisition was determined on a stand-alone basis for each particular transaction based on each transaction’s individual facts and circumstances, in accordance with ASC 805, Business Combinations.  Per the guidance in ASC 805, goodwill was recognized on each transaction given that the consideration transferred for each transaction was in excess of the net amounts of the identifiable assets acquired and the liabilities assumed.  Furthermore, the consideration transferred, the identifiable assets acquired and the liabilities assumed were all measured at the acquisition-date fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, between market participants, at the acquisition date.

In accordance with ASC 350, Intangibles — Goodwill and Other, the Company is required to test its goodwill for impairment annually, or more often if there is an indication that goodwill might be impaired.  For purposes of the goodwill impairment test, goodwill is not tested based upon the individual transactions that gave rise to the goodwill, but rather based upon the reporting unit’s total goodwill and the characteristics of the reporting unit in which the goodwill resides.  Therefore, the level at which goodwill is tested for impairment is different from the level that originally created the goodwill.  In the Company’s case, the test is performed based upon the total carrying value of the former magazines, catalogs and retail inserts reporting unit and that former reporting unit’s total implied fair value.  Carrying value is determined based upon the net book value of assets and liabilities required for the operations of the former magazines, catalogs and retail inserts reporting unit, while fair value is determined based upon a discounted cash flows analysis of the former magazines, catalogs and retail inserts reporting unit.  If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Prior to the acquisitions completed within the last twelve months, the former magazines, catalogs and retail inserts reporting unit had zero goodwill recorded, as goodwill associated with this reporting unit had been fully impaired in prior years.  Given the historical valuations of the former magazines, catalogs and retail inserts reporting unit that have resulted in goodwill impairment in prior years, combined with the change in the composition of the carrying value of the former reporting unit due to the acquisitions completed as of September 30, 2017, the Company determined it necessary to perform an interim goodwill impairment review on this former reporting unit as of September 30, 2017.

As a result of the interim goodwill impairment test, and consistent with prior goodwill impairment tests, the former magazines, catalogs and retail inserts reporting unit’s fair value continued to be at a value below its carrying value.  This is primarily due to the negative revenue trends experienced in recent years that are only partially offset by the impact of the new acquisitions.  As such, the Company recorded charges of $55 million to recognize the impairment of goodwill in this former reporting unit as of September 30, 2017.  The goodwill impairment charges were determined using Level 3 inputs, including discounted cash flow analyses, comparable marketplace fair value data and management’s assumptions.

For the quarter ended December 31, 2017, the Company completed the acquisition of the Clark Group that became part of the former magazines, catalogs and retail inserts reporting unit.  Given the amount by which the carrying amount of the former reporting unit exceeded its fair value in the goodwill impairment test performed as of September 30, 2017, combined with the fact that management’s assessment of the fair value did not materially change since that date, an additional goodwill impairment charge of $18 million was recorded in the period ended December 31, 2017, which represents all of the goodwill arising from the Clark Group acquisition and additional amounts related to acquisitions completed during the quarter ended September 30, 2017.

The total charge to recognize the impairment of goodwill in the former magazines, catalogs and retail inserts reporting unit was $73 million for 2017, resulting in zero goodwill associated with former the magazines, catalogs and retail inserts reporting unit as of December 31, 2017.   Refer to Note 3, Business Combinations, for a summary of these charges by reporting unit as of December 31, 2017.

Fair Value Measurement

The fair value as of the measurement date, net book value as of the end of the year and related impairment charge for assets measured at fair value on a nonrecurring basis subsequent to initial recognition during the year ended December 31, 2017 is disclosed below.

	Year Ended December 31, 2017		As of December 31, 2017
	Impairment Charge	Fair Value Measurement (Level 3)	Net Book Value
Long-lived assets held and used	$7	$—	$—
Goodwill	73	—	—
Indefinite-lived tradenames	8	23	23
Total	$88	$23	$23

The fair values of the buildings and machinery and equipment were determined to be Level 3 under the fair value hierarchy and were estimated based on discussions with real estate brokers, review of comparable properties, if available, discussions with machinery and equipment brokers, dealer quotes and internal expertise related to the current marketplace conditions.

The Company’s accounting and finance management determines the valuation policies and procedures for Level 3 fair value measurements and is responsible for the development and determination of unobservable inputs.  The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements for the year ended December 31, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range
Indefinite-lived tradenames	$24	Relief-from-royalty	Royalty Rate	0.5% - 1.5%

Other Charges

For the year ended December 31, 2017, the Company recorded other charges of $4 million for multiemployer pension plan withdrawal obligations unrelated to facility closures.  The total liability for the withdrawal obligations associated with the Company’s decision to withdraw from certain multiemployer pension plans included in accrued liabilities and other noncurrent liabilities are $6 million and $37 million, respectively, at December 31, 2017.  Refer to Note 13, Retirement Plans, for further discussion of multi-employer pension plans.

The Company’s withdrawal liabilities could be affected by the financial stability of other employers participating in such plans and any decisions by those employers to withdraw from such plans in the future. While it is not possible to quantify the potential impact of future events or circumstances, reductions in other employers’ participation in multiemployer pension plans, including certain plans from which the Company has previously withdrawn, could have a material effect on the Company’s previously estimated withdrawal liabilities and consolidated balance sheets, statements of operations and cash flows.

2016

		Other	Total
	Employee	Restructuring	Restructuring		Other
2016	Terminations	Charges	Charges	Impairment	Charges	Total
Magazines, Catalogs and Logistics	$3	$—	$3	$—	$1	$4
Book	1	3	4	—	2	6
Other	2	3	5	—	—	5
Corporate	2	1	3	—	—	3
Total	$8	$7	$15	$—	$3	$18

Restructuring Charges

For the year ended December 31, 2016, the Company recorded net restructuring charges of $8 million for employee termination costs for an aggregate of 222 employees, substantially all of whom were terminated as of or prior to December 31, 2017.  These charges primarily related to one facility closure in the Other grouping, the expected closure of another facility in the first quarter of 2017 in the Magazines, Catalogs and Logistics segment and the reorganization of certain operations.  Additionally, the Company recorded lease termination and other restructuring charges of $7 million. The fair values of the buildings and machinery and equipment were determined to be Level 3 under the fair value hierarchy and were estimated based on discussions with real estate brokers, review of comparable properties, if available, discussions with machinery and equipment brokers, dealer quotes and internal expertise related to the current marketplace conditions.

Other Charges

For the year ended December 31, 2016, the Company recorded other charges of $3 million for multi-employer pension plan withdrawal obligations unrelated to facility closures. The total liability for the withdrawal obligations associated with the Company’s decision to withdraw from certain multi-employer pension plans included in accrued liabilities and other noncurrent liabilities are $6 million and $39 million, respectively, at December 31, 2016.   Refer to Note 13, Retirement Plans, for further discussion of multiemployer pension plans.

2015

		Other	Total
	Employee	Restructuring	Restructuring		Other
2015	Terminations	Charges	Charges	Impairment	Charges	Total
Magazines, Catalogs and Logistics	$4	$2	$6	$—	$1	$7
Book	2	3	5	2	21	28
Office Products	1	2	3	1	—	4
Other	13	—	13	5	—	18
Total	$20	$7	$27	$8	$22	$57

Restructuring and Impairment Charges

For the year ended December 31, 2015, the Company recorded net restructuring charges of $20 million for employee termination costs for 766 employees, substantially all of whom were terminated as of December 31, 2017. These charges primarily related to the closure of one facility in the Book segment, one facility in the Other grouping, the integration of Courier and the reorganization of certain operations. Additionally, the Company incurred lease termination and other restructuring charges of $7 million for the year ended December 31, 2015, including charges related to multiemployer pension plan withdrawal obligations as a result of facility closures. For the year ended December 31, 2015, the Company also recorded $8 million of impairment charges primarily related to buildings and machinery and equipment associated with facility closings.

Fair Value Measurement

The fair value as of the measurement date, net book value as of the end of the year and related impairment charge for assets measured at fair value on a nonrecurring basis subsequent to initial recognition during the year ended December 31, 2015 is disclosed below.

	Year Ended December 31, 2015		As of December 31, 2015
	Impairment Charge	Fair Value Measurement (Level 3)	Net Book Value
Long-lived assets held for sale or disposal	$9	$15	$14
Total	$9	$15	$14

The fair values of the buildings and machinery and equipment were determined to be Level 3 under the fair value hierarchy and were estimated based on discussions with real estate brokers, review of comparable properties, if available, discussions with machinery and equipment brokers, dealer quotes and internal expertise related to the current marketplace conditions.

Other Charges

For the year ended December 31, 2015, the Company recorded charges of $22 million, including integration charges of $19 million for payments made to certain Courier employees upon the termination of Courier’s executive severance plan immediately prior to the acquisition and $3 million of charges for multiemployer pension plan withdrawal obligations unrelated to facility closures. The total liability for the withdrawal obligations associated with the Company’s decision to withdraw from all multiemployer pension plans included in accrued liabilities and other noncurrent liabilities are $6 million and $42 million, respectively. Refer to Note 13, Retirement Plans, for further discussion of multiemployer pension plans.

Restructuring Reserve

The restructuring reserve as of December 31, 2017 and 2016, and changes during the year ended December 31, 2017, were as follows:

	December 31, 2016	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2017
Employee terminations	$8	$13	$—	$(13)	$8
Multi-employer pension plan withdrawal obligations	18	1	—	(3)	16
Lease terminations and other	2	18	—	(18)	2
Total	$28	$32	$—	$(34)	$26

The current portion of restructuring reserves of $14 million at December 31, 2017 was included in accrued liabilities, while the long-term portion of $12 million, which primarily related to multi-employer pension plan withdrawal obligations related to facility closures and lease termination costs, was included in other noncurrent liabilities at December 31, 2017.

Payments on all of the Company’s multiemployer pension plan withdrawal obligations are scheduled to be completed by 2034. Changes based on uncertainties in these estimated withdrawal obligations could affect the ultimate charges related to multiemployer pension plan withdrawals. Refer to Note 13, Retirement Plans, for further discussion of multiemployer pension plans.

The restructuring liabilities classified as “lease terminations and other” consisted of lease terminations and other facility closing costs. Payments on certain of the lease obligations are scheduled to continue until 2018. Market conditions and the Company’s ability to sublease these properties could affect the ultimate charges related to the lease obligations.  Any potential recoveries or additional charges could affect amounts reported in the Company’s consolidated financial statements.

The restructuring reserve as of December 31, 2016 and 2015, and changes during the year ended December 31, 2016, were as follows:

	December 31, 2015	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2016
Employee terminations	$13	$8	$2	$(15)	$8
Multi-employer pension plan withdrawal obligations	20	2	—	(4)	18
Lease terminations and other	4	5	—	(7)	2
Total	$37	$15	$2	$(26)	$28

The current portion of restructuring reserves of $13 million at December 31, 2016 was included in accrued liabilities, while the long-term portion of $15 million, which primarily related to multi-employer pension plan withdrawal obligations related to facility closures and lease termination costs, was included in other noncurrent liabilities at December 31, 2016.